Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2023
INCOME AND MINING TAXES [Abstract]
Schedule of the composition of income tax expense
The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
CURRENT INCOME AND MINING TAX EXPENSE
Canada	2.1	1.9
Foreign	—	2.3
	2.1	4.2
DEFERRED INCOME AND MINING TAX EXPENSE
Canada	3.2	(2.8)
	3.2	(2.8)
Total income tax expense	5.3	1.4

Schedule of reconciliation of Income tax recovery	The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
Loss before taxes	(59.2)	(65.4)
Canadian federal and provincial income tax rates	25.6%	25.8%
Income tax recovery based on above rates	(14.8)	(16.9)
INCREASE (DECREASE) DUE TO
Permanent differences	(2.1)	4.6
Different statutory tax rates on earnings of foreign subsidiaries	(0.1)	0.2
Foreign exchange on non-monetary assets and liabilities	0.9	(1.6)
Other foreign exchange differences	(7.8)	20.8
Canadian mining tax	5.3	(1.2)
Change in unrecognized deferred tax assets	23.9	(7.1)
Other	—	2.6
Income tax expense	5.3	1.4

Schedule of deferred tax assets and liabilities
The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
DEFERRED TAX ASSETS
Capital losses	5.7	6.0
Property, plant and equipment and Mining interests	44.6	45.5
Tax credits	65.4	62.7
Ontario Mining Tax	35.7	43.5
Non-current derivative financial liabilities	184.0	127.9
Deferred income tax assets	335.4	285.6
Unrecognized deferred tax asset	330.4	285.6
Deferred income tax asset (in respect of Ontario mining tax, net)	5.0	—

DEFERRED TAX LIABILITIES
British Columbia Mining Tax	(74.8)	(66.8)
Deferred income tax liabilities, net	(74.8)	(66.8)

Schedule of the movement in the net deferred tax liabilities
The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(66.8)	(69.6)
Recognized in net (loss) earnings	(3.2)	2.8
Total movement in the net deferred tax liabilities	(70.0)	(66.8)